Employee Benefit Plans (Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	127,400	62,700
Weighted Average Exercise Price: Options granted (in usd per share)	$ 11.11	$ 8.69
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	127,400	62,700
Weighted Average Exercise Price: Options granted (in usd per share)	$ 11.11	$ 8.69
Weighted average fair value of options (in usd per share)	$ 3.49	$ 3.29
Expected life in years	6 years 9 months 15 days	6 years 8 months 9 days
Expected volatility	31.02%	42.20%
Risk-free interest rate	1.94%	1.89%
Dividend yield	1.38%	1.39%